Short-Term Borrowings (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt [Line Items]
weighted average interest rates of short-term borrowings	3.80%	4.00%
Borrowings	¥ 1,497.2	¥ 1,701.0
Time deposit
Short Term Debt [Line Items]
Collateral amount	¥ 1,670.7	¥ 1,781.3